Expense Example	Feb. 25, 2026 USD ($)
T. Rowe Price Communications & Technology Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	446
Expense Example, with Redemption, 10 Years	998
T. Rowe Price Communications & Technology Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	$ 835